Submission	Feb. 07, 2025
Submission [Line Items]
Central Index Key	0001777835
Registrant Name	PERELLA WEINBERG PARTNERS
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES